Debt - Summary of Aggregate Maturities (Detail) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Total	$ 1,056,747,617	$ 1,057,228,333
2019	486,230	966,946
2020	1,191,072	1,186,787
2021	5,196,926	5,099,404
2022	5,302,529	5,204,834
2023	6,112,773	6,018,069
Thereafter	$ 1,038,458,087	$ 1,038,752,293